Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000231758
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration Corporate ETF
Trading Symbol	FCSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short Duration Corporate ETF (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration Corporate ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate 1-5 Year Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Duration management was the single largest contributor to relative performance. Fund duration tactically shifted between short, long and neutral positions relative to the Index in response to directional changes in interest rates, resulting in a positive contribution for the period. Front-end Treasury yields fell on balance but were volatile in keeping with changing Federal Reserve policy, economic growth and inflation expectations.

  Security selection was the next largest contributor to performance. Contributions from the metals and mining, consumer non-cyclicals and energy sectors were only partially offset by Fund holdings in the insurance, primarily health insurance, technology and communications sectors.

Top Detractors from Performance

  The Fund’s yield curve positioning detracted from performance. Treasury yields fell during the period, led by the 2-year Treasury, which fell from 5.04% to 3.60%. The Fund had relatively more exposure to the 3-year and 5-year points on the curve where yields fell relatively less than at the 2-year point.

  Sector allocation was a slight negative to performance relative to the Index, as the Fund maintained a small residual 5-year Treasury position, which underperformed corporate securities during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 9,432,141
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 61,205
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$9,432,141 Number of Investments129 Portfolio Turnover31% Total Advisory Fees Paid$61,205
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	1.6%
Cash Equivalents	3.4%
Corporate Debt Securities	94.2%

Material Fund Change [Text Block]